Fair value measurement - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Securities held-to-maturity	$ 33,302	$ 40,512	$ 40,669
Liabilities:
Long-term debt	371	367
Estimated fair value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	67,988	91,510
Interest-bearing deposits with banks	14,168	11,982
Federal funds sold and securities purchased under resale agreements	46,795	28,135
Securities held-to-maturity	33,302	40,512
Loans	55,142	60,219
Other financial assets	7,247	6,626
Total assets	224,642	238,984
Liabilities:
Noninterest-bearing deposits	70,783	82,716
Interest-bearing deposits	165,914	160,042
Federal funds purchased and securities sold under repurchase agreements	14,243	15,163
Payables to customers and broker-dealers	19,731	20,184
Commercial paper	1,939	3,075
Borrowings	3,584	2,931
Long-term debt	28,347	27,789
Total liabilities	304,541	311,900
Estimated fair value | Level 1
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	5,512	11,365
Loans	0	0
Other financial assets	5,864	5,382
Total assets	11,376	16,747
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Commercial paper	0	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Estimated fair value | Level 2
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	67,988	91,510
Interest-bearing deposits with banks	14,168	11,982
Federal funds sold and securities purchased under resale agreements	46,795	28,135
Securities held-to-maturity	27,790	29,147
Loans	55,142	60,219
Other financial assets	1,383	1,244
Total assets	213,266	222,237
Liabilities:
Noninterest-bearing deposits	70,783	82,716
Interest-bearing deposits	165,914	160,042
Federal funds purchased and securities sold under repurchase agreements	14,243	15,163
Payables to customers and broker-dealers	19,731	20,184
Commercial paper	1,939	3,075
Borrowings	3,584	2,931
Long-term debt	28,347	27,789
Total liabilities	304,541	311,900
Estimated fair value | Level 3
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	0	0
Loans	0	0
Other financial assets	0	0
Total assets	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Commercial paper	0	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	67,988	91,510
Interest-bearing deposits with banks	14,148	11,979
Federal funds sold and securities purchased under resale agreements	46,795	28,135
Securities held-to-maturity	33,982	40,827
Loans	55,161	60,082
Other financial assets	7,247	6,626
Total assets	225,321	239,159
Liabilities:
Noninterest-bearing deposits	70,783	82,716
Interest-bearing deposits	167,995	161,606
Federal funds purchased and securities sold under repurchase agreements	14,243	15,163
Payables to customers and broker-dealers	19,731	20,184
Commercial paper	1,939	3,075
Borrowings	3,584	2,931
Long-term debt	28,792	27,612
Total liabilities	$ 307,067	$ 313,287